Loss and earnings per share	6 Months Ended
Jun. 30, 2023
Loss and earnings per share [Abstract]
Loss and earnings per share
15.	Loss and earnings per share

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
(Loss)/profit attributable to shareholders (in $’000)	(7,729)	334	(18,666)	(5,429)
Weighted average number of shares in issue	52,020,849	52,020,849	52,020,849	52,020,849
Basic and diluted (loss)/earnings per share (in USD)	(0.15)	0.01	(0.36)	(0.10)

For the three months ended June 30, 2023, and the six months ended June 30, 2023, and 2022, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Share Option Plan, as the effect of including those shares would be anti-dilutive.

For the three months ended June 30, 2022, basic and diluted earnings per share are calculated on the weighted average number of shares issued and outstanding and, in the case of diluted earnings per share, exclude shares to be issued under the Share Option Plan. The shares to be issued under the Share Option Plan have been excluded as the total of the exercise price and the average unrecognized compensation for the period of the options was greater than the average per share closing price during the three months ended June 30, 2022, and as such are anti-dilutive.